PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
The components of property, plant and equipment were as follows

The components of property, plant and equipment were as follows:

	June 30, 2021	June 30, 2020

Buildings	$5,073,335	$4,601,685
Machinery and equipment	3,216,474	2,822,686
Office equipment	75,374	67,091
Automobiles	173,090	98,848
Subtotal	8,538,273	7,590,310
Less: Accumulated depreciation	(1,745,958)	(1,016,373)
Property, plant and equipment, net	$6,792,315	$6,573,937